Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue
Revenue from contracts with customers	€ 4,411,278	€ 4,296,863	€ 12,874,931	€ 12,936,065
Revenue from insurance contracts	503,784	567,578	1,469,175	1,559,217
Revenue from lease contracts	21,680	20,409	65,349	62,735
Revenue	4,936,742	4,884,850	14,409,455	14,558,017
Healthcare services
Revenue
Revenue from contracts with customers	3,312,626	3,219,669	9,709,307	9,721,334
Revenue	3,312,626	3,219,669	9,709,307	9,721,334
Healthcare products
Revenue
Revenue from contracts with customers	1,098,652	1,077,194	3,165,624	3,214,731
Revenue from lease contracts	21,680	20,409	65,349	62,735
Revenue	1,120,332	1,097,603	3,230,973	3,277,466
Insurance contracts
Revenue
Revenue from insurance contracts	503,784	567,578	1,469,175	1,559,217
Revenue	€ 503,784	€ 567,578	€ 1,469,175	€ 1,559,217